Shareholder Report, Average Annual Return (Details)		12 Months Ended		21 Months Ended		35 Months Ended	38 Months Ended	41 Months Ended		55 Months Ended	60 Months Ended		71 Months Ended	74 Months Ended		86 Months Ended		106 Months Ended	116 Months Ended			119 Months Ended	120 Months Ended		240 Months Ended
		Dec. 31, 2024		Dec. 31, 2024	[10]	Dec. 31, 2024 [1]	Dec. 31, 2024 [8]	Dec. 31, 2024	[11]	Dec. 31, 2024 [7]	Dec. 31, 2024		Dec. 31, 2024 [3]	Dec. 31, 2024	[6]	Dec. 31, 2024	[4]	Dec. 31, 2024 [9]	Dec. 31, 2024	[2]	Dec. 31, 2024 [5]	Dec. 31, 2024 [12]	Dec. 31, 2024		Dec. 31, 2024
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/All Asset Growth Allocation Portfolio (Class IB)
Average Annual Return, Percent		11.16%									6.22%												6.15%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/All Asset Growth Allocation Portfolio (Class K)
Average Annual Return, Percent		11.46%									6.48%												6.41%
EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Ultra Conservative Strategy Portfolio (Class IB)
Average Annual Return, Percent		2.81%									1.08%												1.43%
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Conservative Strategy Portfolio (Class IB)
Average Annual Return, Percent		4.80%									1.82%												2.33%
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Conservative Growth Strategy Portfolio (Class IB)
Average Annual Return, Percent		7.66%									3.87%												4.11%
EQ/BALANCED STRATEGY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Balanced Strategy Portfolio (Class IB)
Average Annual Return, Percent		9.16%									4.90%												5.01%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Moderate Growth Strategy Portfolio (Class IB)
Average Annual Return, Percent		10.76%									5.96%												5.91%
EQ/GROWTH STRATEGY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Growth Strategy Portfolio (Class IB)
Average Annual Return, Percent		12.42%									7.03%												6.80%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Aggressive Growth Strategy Portfolio (Class IB)
Average Annual Return, Percent		14.11%									8.06%												7.68%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Conservative Allocation Portfolio (Class IB)
Average Annual Return, Percent		4.61%									1.71%												2.35%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Conservative Allocation Portfolio (Class K)
Average Annual Return, Percent		4.88%									1.95%												2.59%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Conservative-Plus Allocation Portfolio (Class IB)
Average Annual Return, Percent		7.02%									3.55%												3.96%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Conservative-Plus Allocation Portfolio (Class K)
Average Annual Return, Percent		7.28%									3.81%												4.22%
EQ/MODRATE ALLOCATION PORTFOLIO - (CLASS IA)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Moderate Allocation Portfolio (Class IA)
Average Annual Return, Percent		7.91%									4.33%												4.66%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Moderate Allocation Portfolio (Class IB)
Average Annual Return, Percent		7.92%									4.33%												4.66%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Moderate Allocation Portfolio (Class K)
Average Annual Return, Percent		8.25%									4.60%												4.93%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Moderate-Plus Allocation Portfolio (Class IB)
Average Annual Return, Percent		10.75%									6.38%												6.36%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Moderate-Plus Allocation Portfolio (Class K)
Average Annual Return, Percent		11.13%									6.65%												6.63%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Aggressive Allocation Portfolio (Class IB)
Average Annual Return, Percent		13.73%									8.26%												7.95%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Aggressive Allocation Portfolio (Class K)
Average Annual Return, Percent		14.09%									8.55%												8.24%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Equitable Conservative Growth MF/ETF Portfolio (Class IB)
Average Annual Return, Percent		7.25%									5.15%												5.25%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Equitable Conservative Growth MF/ETF Portfolio (Class K)
Average Annual Return, Percent		7.50%									5.41%												5.51%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Equitable Moderate Growth MF/ETF Portfolio (Class IB)
Average Annual Return, Percent		10.62%				3.14%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Equitable Moderate Growth MF/ETF Portfolio (Class K)
Average Annual Return, Percent		11.00%				3.43%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Equitable Growth MF/ETF Portfolio (Class IB)
Average Annual Return, Percent		14.22%				4.95%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Equitable Growth MF/ETF Portfolio (Class K)
Average Annual Return, Percent		14.49%				5.20%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2015 Allocation Portfolio (Class IB)
Average Annual Return, Percent		4.77%									3.00%												3.95%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2015 Allocation Portfolio (Class K)
Average Annual Return, Percent		5.02%									3.25%												4.19%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2025 Allocation Portfolio (Class IB)
Average Annual Return, Percent		8.65%									5.40%												5.88%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2025 Allocation Portfolio (Class K)
Average Annual Return, Percent		8.92%									5.67%												6.14%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2035 Allocation Portfolio (Class IB)
Average Annual Return, Percent		11.49%									7.13%												7.16%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2035 Allocation Portfolio (Class K)
Average Annual Return, Percent		11.76%									7.38%												7.42%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2045 Allocation Portfolio (Class IB)
Average Annual Return, Percent		12.95%									8.06%												7.93%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2045 Allocation Portfolio (Class K)
Average Annual Return, Percent		13.30%									8.34%												8.20%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2055 Allocation Portfolio (Class IB)
Average Annual Return, Percent		14.31%									8.94%								8.60%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2055 Allocation Portfolio (Class K)
Average Annual Return, Percent		14.57%									9.21%								8.86%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 VT Moderate Growth Allocation Portfolio (Class IB)
Average Annual Return, Percent		10.84%									4.97%		6.50%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (CLASS IB)[Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 VT Multi-Alternative Strategies Portfolio (Class IB)
Average Annual Return, Percent		9.07%									1.83%					1.87%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS K) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 VT Multi-Alternative Strategies Portfolio (Class K)
Average Annual Return, Percent		9.45%									2.09%					2.13%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 VT Convertible Securities Portfolio (Class IB)
Average Annual Return, Percent		9.76%									6.75%												6.94%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 VT Convertible Securities Portfolio (Class K)
Average Annual Return, Percent		10.03%									7.01%												7.21%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 VT DoubleLine Opportunistic Bond Portfolio (Class IB)
Average Annual Return, Percent		2.82%									(0.30%)										1.22%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 VT DoubleLine Opportunistic Bond Portfolio (Class K)
Average Annual Return, Percent		3.06%									(0.05%)										1.47%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 VT Equity Income Portfolio (Class IB)
Average Annual Return, Percent		9.67%									7.56%												7.34%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 VT Equity Income Portfolio (Class K)
Average Annual Return, Percent		10.04%									7.82%												7.61%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 VT GAMCO Mergers & Acquisitions Portfolio (Class IB)
Average Annual Return, Percent		9.02%									4.29%												4.09%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 VT GAMCO Mergers & Acquisitions Portfolio (Class K)
Average Annual Return, Percent		9.35%									4.57%												4.35%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 VT GAMCO Small Company Value Portfolio (Class IB)
Average Annual Return, Percent		11.59%									10.58%												8.80%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 VT GAMCO Small Company Value Portfolio (Class K)
Average Annual Return, Percent		11.86%									10.86%												9.07%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 VT High Yield Bond Portfolio (Class IB)
Average Annual Return, Percent		7.56%									3.72%												4.33%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 VT High Yield Bond Portfolio (Class K)
Average Annual Return, Percent		7.83%									3.99%												4.59%
1290 VT MICRO CAP PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 VT Micro Cap Portfolio (Class IB)
Average Annual Return, Percent		20.06%									9.77%												9.92%
1290 VT MICRO CAP PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 VT Micro Cap Portfolio (Class K)
Average Annual Return, Percent		20.39%									10.04%												10.15%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 VT Natural Resources Portfolio (Class IB)
Average Annual Return, Percent		(5.56%)									6.76%												3.62%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 VT Natural Resources Portfolio (Class K)
Average Annual Return, Percent		(5.21%)									7.04%												3.89%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 VT Real Estate Portfolio (Class IB)
Average Annual Return, Percent		0.83%									(1.06%)												2.12%
1290 VT REAL ESTATE PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 VT Real Estate Portfolio (Class K)
Average Annual Return, Percent		1.07%									(0.83%)												2.37%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 VT Small Cap Value Portfolio (Class IB)
Average Annual Return, Percent		20.75%									11.77%												9.53%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 VT Small Cap Value Portfolio (Class K)
Average Annual Return, Percent		21.03%									12.05%												9.79%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 VT SmartBeta Equity ESG Portfolio (Class IB)
Average Annual Return, Percent		16.44%									9.63%												9.42%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 VT SmartBeta Equity ESG Portfolio (Class K)
Average Annual Return, Percent		16.62%									9.90%												9.69%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 VT Socially Responsible Portfolio (Class IB)
Average Annual Return, Percent		21.70%									13.57%												12.09%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ATM Large Cap Managed Volatility Portfolio (Class K)
Average Annual Return, Percent		24.18%									13.15%												11.85%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ATM Mid Cap Managed Volatility Portfolio (Class K)
Average Annual Return, Percent		13.21%									9.11%												8.62%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ATM Small Cap Managed Volatility Portfolio (Class K)
Average Annual Return, Percent		11.00%									6.33%												6.98%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ATM International Managed Volatility Portfolio (Class K)
Average Annual Return, Percent		2.91%									3.95%												4.45%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/500 Managed Volatility Portfolio (Class IB)
Average Annual Return, Percent		23.92%									13.15%												11.78%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/500 Managed Volatility Portfolio (Class K)
Average Annual Return, Percent		24.25%									13.42%												12.06%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/400 Managed Volatility Portfolio (Class IB)
Average Annual Return, Percent		12.88%									9.09%												8.50%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/400 Managed Volatility Portfolio (Class K)
Average Annual Return, Percent		13.17%									9.37%												8.78%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/2000 Managed Volatility Portfolio (Class IB)
Average Annual Return, Percent		10.65%									6.24%												6.81%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/2000 Managed Volatility Portfolio (Class K)
Average Annual Return, Percent		10.94%									6.51%												7.08%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/International Managed Volatility Portfolio (Class IB)
Average Annual Return, Percent		2.66%									3.77%												4.24%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/International Managed Volatility Portfolio (Class K)
Average Annual Return, Percent		2.97%									4.05%												4.50%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/AB Dynamic Aggressive Growth Portfolio (Class IB)
Average Annual Return, Percent		14.06%									6.06%					6.04%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/AB Dynamic Growth Portfolio (Class IB)
Average Annual Return, Percent		12.49%									5.42%								5.24%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/AB Dynamic Moderate Growth Portfolio (Class IB)
Average Annual Return, Percent		10.75%									4.56%												4.73%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - CLASS IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/AB Short Duration Government Bond Portfolio (Class IB)
Average Annual Return, Percent		4.44%									1.47%												1.09%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - CLASS K
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/AB Short Duration Government Bond Portfolio (Class K)
Average Annual Return, Percent		4.67%									1.72%												1.34%
EQ/AB SMALL CAP GROWTH PORTFOLIO - CLASS IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/AB Small Cap Growth Portfolio (Class IB)
Average Annual Return, Percent		13.93%									8.07%												8.81%
EQ/AB SMALL CAP GROWTH PORTFOLIO - CLASS K
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/AB Small Cap Growth Portfolio (Class K)
Average Annual Return, Percent		14.20%									8.34%												9.08%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/AB Sustainable U.S. Thematic Portfolio (Class IB)
Average Annual Return, Percent		10.36%				4.71%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/AB Sustainable U.S. Thematic Portfolio (Class K)
Average Annual Return, Percent		10.62%				4.96%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/American Century Mid Cap Value Portfolio (Class IB)
Average Annual Return, Percent		8.37%									7.12%			8.16%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS K
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/American Century Mid Cap Value Portfolio (Class K)
Average Annual Return, Percent		8.62%								10.74%
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - CLASS IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/American Century Moderate Growth Allocation Portfolio (Class IB)
Average Annual Return, Percent		10.43%									3.68%		5.60%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - CLASS IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Capital Group Research Portfolio (Class IB)
Average Annual Return, Percent		29.87%									14.44%												13.15%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/ClearBridge Large Cap Growth ESG Portfolio (Class IB)
Average Annual Return, Percent		26.79%									14.86%												12.93%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/ClearBridge Large Cap Growth ESG Portfolio (Class K)
Average Annual Return, Percent		27.07%									15.15%												13.21%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class IB)
Average Annual Return, Percent		22.43%									13.63%												11.12%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class K)
Average Annual Return, Percent		22.72%					4.24%
EQ/COMMON STOCK INDEX PORTFOLIO - (CLASS IA)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Common Stock Index Portfolio (Class IA)
Average Annual Return, Percent		23.07%									13.16%												11.84%
EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Common Stock Index Portfolio (Class IB)
Average Annual Return, Percent		23.10%									13.16%												11.84%
EQ/CORE BOND INDEX PORTFOLIO - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Core Bond Index Portfolio (Class IB)
Average Annual Return, Percent		2.41%									0.29%												1.11%
EQ/CORE BOND INDEX PORTFOLIO - CLASS K
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Core Bond Index Portfolio (Class K)
Average Annual Return, Percent		2.67%									0.55%												1.37%
EQ/CORE PLUS BOND PORTFOLIO - CLASS IA
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Core Plus Bond Portfolio (Class IA)
Average Annual Return, Percent		(0.73%)									0.40%												1.28%
EQ/CORE PLUS BOND PORTFOLIO - CLASS IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Core Plus Bond Portfolio (Class IB)
Average Annual Return, Percent		(0.72%)									0.40%												1.28%
EQ/CORE PLUS BOND PORTFOLIO - CLASS K
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Core Plus Bond Portfolio (Class K)
Average Annual Return, Percent		(0.47%)									0.69%												1.55%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Emerging Markets Equity PLUS Portfolio (Class IB)
Average Annual Return, Percent		4.01%									1.41%												2.60%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS K
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Emerging Markets Equity PLUS Portfolio (Class K)
Average Annual Return, Percent		4.16%									1.65%												2.85%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IA
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Equity 500 Index Portfolio (Class IA)
Average Annual Return, Percent		24.33%									13.90%												12.45%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Equity 500 Index Portfolio (Class IB)
Average Annual Return, Percent		24.32%									13.89%												12.44%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS K
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Equity 500 Index Portfolio (Class K)
Average Annual Return, Percent		24.63%									14.18%												12.72%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Fidelity Institutional AM® Large Cap Portfolio (Class IB)
Average Annual Return, Percent		24.51%									15.35%			14.98%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Fidelity Institutional AM® Large Cap Portfolio (Class K)
Average Annual Return, Percent		24.84%									15.64%			15.27%
EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO - CLASS IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Franklin Moderate Allocation Portfolio (Class IB)
Average Annual Return, Percent		7.05%									2.80%							4.44%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - CLASS IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Franklin Rising Dividends Portfolio (Class IB)
Average Annual Return, Percent		10.80%									10.34%			11.55%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB)
Average Annual Return, Percent		11.03%									7.13%												7.24%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS K
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K)
Average Annual Return, Percent		11.37%									7.41%												7.52%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Global Equity Managed Volatility Portfolio (Class IB)
Average Annual Return, Percent		12.62%									7.42%												7.38%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Global Equity Managed Volatility Portfolio (Class K)
Average Annual Return, Percent		12.88%									7.70%												7.65%
EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO - CLASS IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Goldman Sachs Growth Allocation Portfolio (Class IB)
Average Annual Return, Percent		12.30%									5.45%		7.18%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Goldman Sachs Mid Cap Value Portfolio (Class IB)
Average Annual Return, Percent		11.89%									9.50%														10.62%	[6]
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Goldman Sachs Moderate Growth Allocation Portfolio (Class IB)
Average Annual Return, Percent		9.35%									4.04%								4.60%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Intermediate Corporate Bond Portfolio (Class IB)
Average Annual Return, Percent		3.05%		3.52%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS K
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Intermediate Corporate Bond Portfolio (Class K)
Average Annual Return, Percent		3.40%		3.82%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS IA
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Intermediate Government Bond Portfolio (Class IA)
Average Annual Return, Percent		2.46%									0.05%												0.64%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Intermediate Government Bond Portfolio (Class IB)
Average Annual Return, Percent		2.47%									0.07%												0.65%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS K
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Intermediate Government Bond Portfolio (Class K)
Average Annual Return, Percent		2.60%									0.30%												0.89%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/International Core Managed Volatility Portfolio (Class IB)
Average Annual Return, Percent		3.22%									4.33%												4.55%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/International Core Managed Volatility Portfolio (Class K)
Average Annual Return, Percent		3.56%									4.60%												4.82%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/International Equity Index Portfolio (Class IA)
Average Annual Return, Percent		4.82%									4.85%												4.93%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/International Equity Index Portfolio (Class IB)
Average Annual Return, Percent		4.92%									4.86%												4.93%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/International Equity Index Portfolio (Class K)
Average Annual Return, Percent		5.17%									5.11%												5.19%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/International Value Managed Volatility Portfolio (Class IB)
Average Annual Return, Percent		1.50%									3.62%												3.94%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/International Value Managed Volatility Portfolio (Class K)
Average Annual Return, Percent		1.68%									3.87%												4.20%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Invesco Comstock Portfolio (Class IB)
Average Annual Return, Percent		14.85%									11.28%												9.27%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS K
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Invesco Comstock Portfolio (Class K)
Average Annual Return, Percent		15.11%									11.56%												9.54%
EQ/INVESCO GLOBAL PORTFOLIO - CLASS IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Invesco Global Portfolio (Class IB)
Average Annual Return, Percent		15.83%									9.02%												9.35%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Invesco Global Real Assets Portfolio (Class IB)
Average Annual Return, Percent		0.31%									1.31%			4.22%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO-(CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Invesco Moderate Allocation Portfolio (Class IB)
Average Annual Return, Percent		8.79%									4.44%								4.11%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO-(CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Invesco Moderate Growth Allocation Portfolio (Class IB)
Average Annual Return, Percent		10.21%									5.22%		6.70%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Janus Enterprise Portfolio (Class IB)
Average Annual Return, Percent		14.16%									9.12%												9.14%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Janus Enterprise Portfolio (Class K)
Average Annual Return, Percent		14.44%									9.39%												9.41%
EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO - (CLASS IB) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/JPMorgan Growth Allocation Portfolio (Class IB)
Average Annual Return, Percent		11.52%									6.14%					5.97%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/JPMorgan Growth Stock Portfolio (Class IB)
Average Annual Return, Percent		33.78%									13.30%												13.62%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/JPMorgan Growth Stock Portfolio (Class K)
Average Annual Return, Percent		34.13%									13.58%												13.91%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/JPMorgan Value Opportunities Portfolio (Class IB)
Average Annual Return, Percent		15.45%									11.92%												10.23%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/JPMorgan Value Opportunities Portfolio (Class K)
Average Annual Return, Percent		15.76%									12.20%												10.50%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Large Cap Core Managed Volatility Portfolio (Class IB)
Average Annual Return, Percent		23.62%									13.12%												11.71%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Large Cap Core Managed Volatility Portfolio (Class K)
Average Annual Return, Percent		23.96%									13.40%												12.00%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Large Cap Growth Index Portfolio (Class IB)
Average Annual Return, Percent		32.34%									18.10%												15.91%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Large Cap Growth Index Portfolio (Class K)
Average Annual Return, Percent		32.69%									18.39%												16.20%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Large Cap Growth Managed Volatility Portfolio (Class IB)
Average Annual Return, Percent		30.11%									15.56%												14.26%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Large Cap Growth Managed Volatility Portfolio (Class K)
Average Annual Return, Percent		30.44%									15.85%												14.54%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Large Cap Value Index Portfolio (Class IB)
Average Annual Return, Percent		13.48%									7.94%												7.75%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Large Cap Value Index Portfolio (Class K)
Average Annual Return, Percent		13.87%									8.21%												7.89%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Large Cap Value Managed Volatility Portfolio (Class IB)
Average Annual Return, Percent		14.14%									8.70%												8.01%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Large Cap Value Managed Volatility Portfolio (Class K)
Average Annual Return, Percent		14.45%									8.97%												8.28%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Lazard Emerging Markets Equity Portfolio (Class IB)
Average Annual Return, Percent		7.33%									3.00%			5.12%
EQ/LONG-TERM BOND PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Long-Term Bond Portfolio (Class IB)
Average Annual Return, Percent		(4.37%)						(8.89%)
EQ/LONG-TERM BOND PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Long-Term Bond Portfolio (Class K)
Average Annual Return, Percent		(4.26%)						(8.66%)
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Loomis Sayles Growth Portfolio (Class IB)
Average Annual Return, Percent		33.74%									16.06%												15.71%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Loomis Sayles Growth Portfolio (Class K)
Average Annual Return, Percent		34.08%									16.34%											16.11%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/MFS International Growth Portfolio (Class IB)
Average Annual Return, Percent		8.76%									5.92%												7.57%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/MFS International Growth Portfolio (Class K)
Average Annual Return, Percent		9.04%									6.14%												7.83%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/MFS International Intrinsic Value Portfolio (Class IB)
Average Annual Return, Percent		6.99%									4.83%			7.05%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB )
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/MFS Mid Cap Focused Growth Portfolio (Class IB)
Average Annual Return, Percent		14.48%									9.52%			11.45%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/MFS Technology Portfolio (Class IB)
Average Annual Return, Percent		36.09%									17.42%			17.52%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/MFS Utilities Series Portfolio (Class IB)
Average Annual Return, Percent		11.24%									5.57%			7.67%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/MFS Utilities Series Portfolio (Class K)
Average Annual Return, Percent		11.53%									5.84%			7.94%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Mid Cap Index Portfolio (Class IB)
Average Annual Return, Percent		13.21%									9.62%												8.96%
EQ/MID CAP INDEX PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Mid Cap Index Portfolio (Class K)
Average Annual Return, Percent		13.44%									9.88%												9.23%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Mid Cap Value Managed Volatility Portfolio (Class IB)
Average Annual Return, Percent		11.66%									7.62%												7.29%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Mid Cap Value Managed Volatility Portfolio (Class K)
Average Annual Return, Percent		11.98%									7.90%												7.56%
EQ/MONEY MARKET PORTFOLIO (CLASS IA)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Money Market Portfolio (Class IA)
Average Annual Return, Percent		4.65%									2.10%												1.36%
EQ/MONEY MARKET PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Money Market Portfolio (Class IB)
Average Annual Return, Percent		4.65%									2.10%												1.36%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Morgan Stanley Small Cap Growth Portfolio (Class IB)
Average Annual Return, Percent		20.79%									12.75%												11.47%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Morgan Stanley Small Cap Growth Portfolio (Class K)
Average Annual Return, Percent		21.02%									13.02%												11.72%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/PIMCO Global Real Return Portfolio (Class IB)
Average Annual Return, Percent		(0.29%)									(0.01%)												1.68%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/PIMCO Global Real Return Portfolio (Class K)
Average Annual Return, Percent		(0.04%)									0.23%												1.93%
EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/PIMCO Real Return Portfolio (Class IB)
Average Annual Return, Percent		1.91%									1.86%			2.88%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/PIMCO Total Return ESG Portfolio (Class IB)
Average Annual Return, Percent		2.01%									(0.16%)			1.48%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/PIMCO Ultra Short Bond Portfolio (Class IB)
Average Annual Return, Percent		5.89%									2.27%												1.85%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/PIMCO Ultra Short Bond Portfolio (Class K)
Average Annual Return, Percent		6.05%									2.50%												2.09%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Quality Bond PLUS Portfolio (Class IA)
Average Annual Return, Percent		1.79%									(0.23%)												0.72%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Quality Bond PLUS Portfolio (Class IB)
Average Annual Return, Percent		1.67%									(0.25%)												0.71%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Quality Bond PLUS Portfolio (Class K)
Average Annual Return, Percent		2.04%									0.02%												0.97%
EQ/SMALL COMPANY INDEX PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Small Company Index Portfolio (Class IB)
Average Annual Return, Percent		11.19%									7.48%												7.65%
EQ/SMALL COMPANY INDEX PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Small Company Index Portfolio (Class K)
Average Annual Return, Percent		11.45%									7.75%												7.91%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/T. Rowe Price Health Sciences Portfolio (Class IB)
Average Annual Return, Percent		1.58%									4.92%			6.36%
EQ/VALUE EQUITY PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Value Equity Portfolio (Class IB)
Average Annual Return, Percent		7.24%									7.00%												6.66%
EQ/VALUE EQUITY PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Value Equity Portfolio (Class K)
Average Annual Return, Percent		7.48%									7.26%												6.93%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Wellington Energy Portfolio (Class IB)
Average Annual Return, Percent		6.72%									4.92%			(2.26%)
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Multimanager Aggressive Equity Portfolio (Class IA)
Average Annual Return, Percent		30.85%									15.48%												14.38%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Multimanager Aggressive Equity Portfolio (Class IB)
Average Annual Return, Percent		30.87%									15.48%												14.38%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Multimanager Aggressive Equity Portfolio (Class K)
Average Annual Return, Percent		31.19%									15.77%												14.63%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Multimanager Core Bond Portfolio (Class IB)
Average Annual Return, Percent		1.94%									(0.42%)												1.03%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Multimanager Core Bond Portfolio (Class K)
Average Annual Return, Percent		2.20%									(0.18%)												1.29%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Multimanager Technology Portfolio (Class IB)
Average Annual Return, Percent		26.13%									16.97%												17.40%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Multimanager Technology Portfolio (Class K)
Average Annual Return, Percent		26.42%									17.27%												17.70%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13]	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	[13]	1.89%	[13]			(2.42%)	[13]		(0.33%)	[13]		1.50%	[13]	1.03%	[13]				1.26%		1.35%	[13]
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		25.02%	[13]			11.75%	9.91%				14.53%	[13]	15.94%	14.84%		14.15%		15.51%	13.35%	[13]			13.10%	[13]	14.84%	[6]
MSCI ACWI (Net) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (Net) Index
Average Annual Return, Percent		17.49%	[13]			7.51%					10.06%	[13]											9.23%	[13]
ICE BofA U.S. High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Index
Average Annual Return, Percent		8.27%									4.08%												5.10%
MSCI World (Net) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World (Net) Index
Average Annual Return, Percent	[13]	18.67%									11.17%			11.72%									9.95%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® Index
Average Annual Return, Percent		3.82%									4.73%			5.99%									5.20%
MSCI Emerging Markets (Gross Dividends) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets (Gross Dividends) Index
Average Annual Return, Percent		8.05%									2.10%												4.04%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	[13]	23.81%									13.86%			14.18%									12.55%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent	[13]	24.51%								15.42%	14.28%			14.62%								12.99%	12.87%		14.62%	[6]
MSCI Emerging Markets (Net Dividends) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets (Net Dividends) Index
Average Annual Return, Percent		7.50%									1.70%			4.13%
MSCI ACWI ex USA (Net) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA (Net) Index
Average Annual Return, Percent	[13]	5.54%									4.10%												4.80%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent	[13]	(1.69%)									(1.96%)												0.15%
EQ/All Asset Growth Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/All Asset Growth Allocation Index
Average Annual Return, Percent		9.19%									6.24%												6.19%
EQ/Ultra Conservative Strategy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Ultra Conservative Strategy Index
Average Annual Return, Percent		3.97%									1.70%												2.27%
EQ/Conservative Strategy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Conservative Strategy Index
Average Annual Return, Percent		4.83%									2.28%												2.91%
EQ/Conservative Growth Strategy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Conservative Growth Strategy Index
Average Annual Return, Percent		7.50%									4.40%												4.76%
EQ/Balanced Strategy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Balanced Strategy Index
Average Annual Return, Percent		9.29%									5.63%												5.81%
EQ/Moderate Growth Strategy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Moderate Growth Strategy Index
Average Annual Return, Percent		10.73%									6.69%												6.72%
EQ/Growth Strategy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Growth Strategy Index
Average Annual Return, Percent		12.20%									7.75%												7.62%
EQ/Aggressive Growth Strategy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Aggressive Growth Strategy Index
Average Annual Return, Percent		14.15%									9.02%												8.67%
EQ/Conservative Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Conservative Allocation Index
Average Annual Return, Percent		4.56%									2.17%												2.82%
EQ/Conservative-Plus Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Conservative-Plus Allocation Index
Average Annual Return, Percent		7.14%									4.25%												4.63%
Bloomberg U.S. Intermediate Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Government Bond Index
Average Annual Return, Percent		2.44%									0.49%					1.24%		1.03%	1.16%				1.24%
EQ/Moderate Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Moderate Allocation Index
Average Annual Return, Percent		8.01%									5.05%												5.34%
EQ/Moderate-Plus Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Moderate-Plus Allocation Index
Average Annual Return, Percent		10.79%									7.11%												7.09%
EQ/Aggressive Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Aggressive Allocation Index
Average Annual Return, Percent		14.07%									9.34%												8.94%
Equitable Conservative Growth MF/ETF Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Equitable Conservative Growth MF/ETF Index
Average Annual Return, Percent		7.53%									3.98%												4.67%
Equitable Moderate Growth MF/ETF Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Equitable Moderate Growth MF/ETF Index
Average Annual Return, Percent		10.78%				4.17%
Equitable Growth MF/ETF Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Equitable Growth MF/ETF Index
Average Annual Return, Percent		14.10%				5.85%
Bloomberg U S Aggregate Bond Index One [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%				(1.06%)					(0.33%)												1.35%
S P Target Date 2015 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2015 Index
Average Annual Return, Percent		7.25%									4.56%												5.11%
S P Target Date 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2025 Index
Average Annual Return, Percent		8.44%									5.55%												6.14%
S P Target Date 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2035 Index
Average Annual Return, Percent		11.39%									7.44%												7.60%
S P Target Date 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2045 Index
Average Annual Return, Percent		13.58%									8.75%												8.54%
S P Target Date 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2055 Index
Average Annual Return, Percent		14.32%									9.11%								8.68%
1290 VT Moderate Growth Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		1290 VT Moderate Growth Allocation Index
Average Annual Return, Percent		11.41%									7.10%		8.64%
ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent		5.28%									2.48%					2.34%							1.77%
Bloomberg U.S. Convertible Liquid Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Convertible Liquid Bond Index
Average Annual Return, Percent		10.13%									9.95%												9.64%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		14.37%									8.68%												8.49%
S P Long Only Merger Arbitrage Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Long-Only Merger Arbitrage Index
Average Annual Return, Percent		2.91%									2.73%												3.36%
Russell Microcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Microcap® Index
Average Annual Return, Percent		13.70%									6.97%												6.77%
MSCI World Commodity Producers (Net) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Commodity Producers (Net) Index
Average Annual Return, Percent		(5.28%)									7.31%												4.09%
FTSE EPRA/NAREIT Developed Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE EPRA/NAREIT Developed Index
Average Annual Return, Percent		2.00%									(0.03%)												3.20%
MSCI KLD 400 Social Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI KLD 400 Social Index
Average Annual Return, Percent		22.80%									14.61%												13.08%
S P MidCap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
Average Annual Return, Percent		13.93%									10.34%												9.68%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		11.54%									7.40%												7.82%
EQ/AB Dynamic Aggressive Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/AB Dynamic Aggressive Growth Index
Average Annual Return, Percent		13.97%									9.04%					8.91%
EQ/AB Dynamic Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/AB Dynamic Growth Index
Average Annual Return, Percent		12.57%									8.09%								7.67%
EQ/AB Dynamic Moderate Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/AB Dynamic Moderate Growth Index
Average Annual Return, Percent		10.97%									7.01%												6.84%
ICE BofA 1-Year U.S. Treasury Note Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-Year U.S. Treasury Note Index
Average Annual Return, Percent		4.92%									2.08%												1.66%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent		15.15%									6.86%												8.09%
EQ/American Century Moderate Growth Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/American Century Moderate Growth Allocation Index
Average Annual Return, Percent		11.49%									7.11%		8.66%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		33.36%									18.96%												16.78%
Bloomberg U.S. Intermediate Government/Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Government/Credit Bond Index
Average Annual Return, Percent		3.00%									0.86%												1.71%		1.71%
EQ/Franklin Moderate Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Franklin Moderate Allocation Index
Average Annual Return, Percent		7.49%									5.23%							6.53%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent		8.05%									7.29%												7.14%
EQ/Goldman Sachs Growth Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Goldman Sachs Growth Allocation Index
Average Annual Return, Percent		16.02%									9.23%		10.68%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Average Annual Return, Percent		13.07%								11.70%	8.59%			9.12%									8.10%		9.12%	[6]
EQ/Goldman Sachs Moderate Growth Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Goldman Sachs Moderate Growth Allocation Index
Average Annual Return, Percent		12.39%									7.21%								6.99%
Bloomberg U.S. Credit Corporate 5-10 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Credit Corporate 5-10 Year Index
Average Annual Return, Percent		3.21%		4.39%							0.89%		2.60%
International Proxy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Proxy Index
Average Annual Return, Percent		5.92%									5.61%												5.60%
MSCI ACWI Growth (Net) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Growth (Net) Index
Average Annual Return, Percent		24.23%									13.07%												11.88%
S P Real Assets Equity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Real Assets Equity Index
Average Annual Return, Percent		3.82%									2.82%			4.61%
EQ/Invesco Moderate Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Invesco Moderate Allocation Index
Average Annual Return, Percent		8.47%									5.49%								5.41%
EQ/Invesco Moderate Growth Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/Invesco Moderate Growth Allocation Index
Average Annual Return, Percent		10.04%									6.44%		7.99%
EQ/JPMorgan Growth Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EQ/JPMorgan Growth Allocation Index
Average Annual Return, Percent		14.77%									8.61%					8.41%
Bloomberg U.S. Long Government/Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Government/Credit Bond Index
Average Annual Return, Percent		(4.15%)						(8.27%)
MSCI ACWI ex USA Growth (Net) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Growth (Net) Index
Average Annual Return, Percent		5.07%									3.43%												5.35%
MSCI EAFE® Value (Net) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® Value (Net) Index
Average Annual Return, Percent		5.68%									5.09%			5.33%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Average Annual Return, Percent		22.10%									11.47%			13.21%									11.54%
MSCI ACWI Utilities (Net) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Utilities (Net) Index
Average Annual Return, Percent		11.81%									4.11%			6.50%
Bloomberg World Government Inflation-Linked Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg World Government Inflation-Linked Bond Index
Average Annual Return, Percent		(0.28%)									0.04%												2.04%
Bloomberg U.S. Treasury Inflation-Linked Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation-Linked Bond Index
Average Annual Return, Percent		1.84%									1.87%			2.98%
Russell 3000 Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Health Care Index
Average Annual Return, Percent		3.48%									7.18%			8.08%
MSCI ACWI Energy (Net) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Energy (Net) Index
Average Annual Return, Percent		1.65%									6.65%			4.47%
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Growth Index
Average Annual Return, Percent		32.46%									18.25%											16.27%	16.22%
S P North American Technology Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P North American Technology Sector Index
Average Annual Return, Percent		36.08%									21.06%			21.45%									20.70%

[1]	Date of inception: February 15, 2022
[2]	Date of inception: April 30, 2015
[3]	Date of inception: February 1, 2019
[4]	Date of inception: November 13, 2017
[5]	Date of inception: May 1, 2015
[6]	Date of inception: October 22, 2018
[7]	Date of inception: June 8, 2020
[8]	Date of inception: October 26, 2021
[9]	Date of inception: February 22, 2016
[10]	Date of inception: April 3, 2023
[11]	Date of inception: August 2, 2021
[12]	Date of inception: February 9, 2015
[13]	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.